As filed with the Securities and Exchange Commission

                                on March 29, 2000

                        Securities Act File No. 333-31840

-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /___/

  Pre-Effective Amendment No. / 1 /         Post-Effective Amendment No. /____/

                            SCUDDER SECURITIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                             Two International Place
                              Boston, MA 02110-4103
               (Address of Principal Executive Offices) (Zip Code)

                                  John Millette
                        Scudder Kemper Investments, Inc.
                             Two International Place
                              Boston, MA 02110-4103
                     (Name and Address of Agent for Service)

                                 (617) 295-1000
                  (Registrant's Area Code and Telephone Number)

                                 with copies to:

Caroline Pearson, Esq.                      Sheldon A. Jones, Esq.
Scudder Kemper Investments, Inc.            Dechert Price & Rhoads
Two International Place                     Ten Post Office Square - South
Boston, MA 02110-4103                       Boston, MA  02109-4603

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after this Registration Statement is declared effective.


                      Title of Securities Being Registered:
                 Shares of Beneficial Interest ($.01 par value)
         of Scudder Small Company Value Fund, a series of the Registrant

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

Part A: Information required in the Proxy Statement/Prospectus is incorporated by reference to Part A of the Registrant's Registration Statement on Form N-14 filed with the Commission on March 6, 2000.

Part B: Statement of Additional Information is incorporated by reference to Part B of the Registrant's Registration Statement on Form N-14 filed with the Commission on March 6, 2000.

                  PART C. OTHER INFORMATION

Item 15.          Indemnification

                  A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1 - 4.3 of the Registrant's Declaration of Trust provide as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                           (i) every  person  who is, or has been,  a Trustee or
                  officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or officer:

                           (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with  respect to any matter as to which he shall
                  have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                        (A) by the court or other body approving
                              the settlement or other disposition; or

                                        (B)  based  upon  a  review  of  readily
                              available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                  (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall insure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                  (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
                           4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                           (i) such  undertaking  is secured by a surety bond or
                  some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                           (ii) a majority of the Disinterested  Trustees acting
                  on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                           As  used  in  this  Section  4.3,  a   "Disinterested
                  Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 16.            Exhibits:

(1)                 (a)       Amended and  Restated  Declaration  of Trust dated
                              December 21, 1987, is incorporated by reference to
                              Post-Effective    Amendment    No.   43   to   the
                              Registration Statement of Scudder Securities Trust
                              on  Form  N-1A,  as  amended  (the   "Registration
                              Statement").

                    (b) Amendment to Amended and Restated Declaration of Trust, dated December 13, 1990, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement.

                    (c) Amendment to Amended and Restated Declaration of Trust to change the name of the Trust, dated July 21, 1995, is incorporated by reference to
                              Post-Effective Amendment No. 35 to the Registration Statement.

                    (d) Amendment to Amended and Restated Declaration of Trust to add new series, dated July 21, 1995, is incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement.

(2)                 (a)       By-Laws as of October 16, 1985,  are  incorporated
                              by reference to Post-Effective Amendment No. 43 to the Registration Statement.

                    (b) Amendment to the By-Laws of Registrant, as amended through December 9, 1985, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement.

                    (c) Amendment to the By-Laws, Article IV: Notice of Meetings, dated December 12, 1991, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement.

(3)                           Inapplicable.

(4) Agreement and Plan of Reorganization is incorporated by reference to Exhibit A to Part A of the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 6, 2000.

(5)                 (d)(1)    Establishment  and Designation of Series of Shares
                              of  Beneficial  Interest,  $0.01 par  value,  with
                              respect to Scudder Development Fund, Scudder Small
                              Company Value Fund,  Scudder  Micro Cap Fund,  and
                              Scudder  21st Century  Growth Fund,  dated June 6,
                              1996,    is    incorporated    by   reference   to
                              Post-Effective    Amendment    No.   40   to   the
                              Registration Statement.

                    (d)(2) Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Development Fund, Scudder Financial Services Fund, Scudder Health Care Fund, Scudder Micro Cap Fund, Scudder Small Company Value Fund, Scudder Technology Fund, and Scudder 21st Century Growth Fund, dated June 3, 1997, is incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement.

(6)                 (e)(1)    Investment   Management   Agreement   between  the
                              Registrant (on behalf of Scudder Development Fund)
                              and  Scudder  Kemper   Investments,   Inc.,  dated
                              September 7, 1998, is incorporated by reference to
                              Post-Effective    Amendment    No.   62   to   the
                              Registration Statement.

                    (e)(2) Investment Management Agreement between the Registrant (on behalf of Scudder Small Company Value Fund) and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement.

                    (e)(3) Investment Management Agreement between the Registrant (on behalf of Scudder Micro Cap Fund) and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement.

                    (e)(4)    Investment   Management   Agreement   between  the
                              Registrant (on behalf of Scudder Financial Services Fund) and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement.

                    (e)(5) Investment Management Agreement between the Registrant (on behalf of Scudder Health Care Fund) and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement.

                    (e)(6) Investment Management Agreement between the Registrant (on behalf of Scudder Technology Fund) and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement.

                    (e)(7) Investment Management Agreement between the Registrant (on behalf of Scudder 21st Century Growth Fund) and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement.

(7)                 (1)       Underwriting  Agreement between the Registrant and
                              Scudder Investor  Services,  Inc., dated September
                              7,  1998,   is   incorporated   by   reference  to
                              Post-Effective    Amendment    No.   62   to   the
                              Registration Statement.

(8)                           Inapplicable.

(9)                 (f)(1)    Custodian  Contract  between  the  Registrant  and
                              State  Street  Bank  and  Trust   Company,   dated
                              September 6, 1995, is incorporated by reference to
                              Post-Effective    Amendment    No.   35   to   the
                              Registration Statement.

                    (f)(2) Fee schedule for Exhibit (g)(1) is incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement.

                    (f)(3)    Amendment   to  Custody   Contract   between   the
                              Registrant   and  State   Street  Bank  and  Trust
                              Company, dated March 1, 1999, is filed herein.

                    (f)(4) Subcustodian Agreement between Brown Brothers Harriman & Co. and The Bank of New York, London office, dated January 30, 1979, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement.

                    (f)(5) Fee schedule for Exhibit (g)(4) is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement.

(10) Scudder Securities Trust Plan with respect to Scudder Small Company Value Fund pursuant to Rule 18f-3 under the Investment Company Act of 1940 dated March 14, 2000, filed herewith.

(11)                          Revised  opinion  and  consent of Dechert  Price &
                              Rhoads filed herein.

(12) Opinion and consent of Willkie Farr and Gallagher to be filed by pre-effective amendment.


(13)                (g)(1)    Transfer Agency and Service  Agreement between the
                              Registrant and Scudder Service Corporation,  dated
                              October 2, 1989, is  incorporated  by reference to
                              Post-Effective    Amendment    No.   43   to   the
                              Registration Statement.

                    (g)(2)    Revised  fee  schedule   for  Exhibit   (h)(1)  is
                              incorporated   by  reference   to   Post-Effective
                              Amendment No. 37 to the Registration Statement.

                    (g)(3) Service Agreement between Copeland Associates, Inc. (on behalf of Scudder Development Fund) and Scudder Service Corporation, dated June 8, 1995, is incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement.

                    (g)(4) COMPASS Service Agreement between the Registrant and Scudder Trust Company, dated January 1, 1990, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement.

                    (g)(5) Fee schedule for Exhibit (h)(4) is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement.

                    (g)(6) Shareholder Services Agreement between the Registrant and Charles Schwab & Co., Inc., dated June 1, 1990, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement.

                    (g)(7) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Development Fund) and Scudder Fund Accounting Corporation, dated March 21, 1995, is incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement.

                    (g)(8) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Small Company Value Fund) and Scudder Fund Accounting
                              Corporation, dated October 6, 1995, is incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement.

                    (g)(9) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Micro Cap Fund) and Scudder Fund Accounting Corporation, dated August 12, 1996, is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

                    (g)(10) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder 21st Century Growth Fund) and Scudder Fund Accounting
                              Corporation, dated September 9, 1996, is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

                    (g)(11) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Financial Services Fund) and Scudder Fund Accounting
                              Corporation, dated September 11, 1997, is incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement.

                    (g)(12) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Health Care Fund) and Scudder Fund Accounting Corporation, dated December 4, 1997, is incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement.

                    (g)(13) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Technology Fund) and Scudder Fund Accounting Corporation , dated December 4, 1997, is incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement.

(14) Consents of PricewaterhouseCoopers LLP are incorporated by reference to Exhibit 14 to the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 6, 2000.

(15)                          Inapplicable

(16) Powers of attorney are incorporated by reference to Exhibit 16 to the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 6, 2000.

(17)                          Revised Form of Proxy filed herein.


Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for C-8 350 reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Scudder Securities Trust has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 29th day of March, 2000.

                                      SCUDDER SECURITIES TRUST



                                      By:   /s/ LINDA C. COUGHLIN
                                                Linda C. Coughlin
                                      Title: President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

    SIGNATURE                          TITLE                       DATE
    ---------                          -----                       ----

/s/ Linda C. Coughlin                President                March 29, 2000
---------------------
Linda C. Coughlin

/s/ Sheryle J. Bolton*                Trustee                 March 29, 2000
----------------------
Sheryle J. Bolton

/s/ William T. Burgin*                Trustee                 March 29, 2000
----------------------
William T. Burgin

/s/ Keith R. Fox*                     Trustee                 March 29, 2000
-----------------
Keith R. Fox

/s/ William H. Luers*                 Trustee                 March 29, 2000
---------------------
William H. Luers

/s/ Kathryn L. Quirk*             Trustee, Vice President     March 29, 2000
---------------------             and Assistant Secretary
Kathryn L. Quirk

/s/ Joan E. Spero*                    Trustee                 March 29, 2000
------------------
Joan E. Spero

/s/ John R. Hebble                Treasurer (Principal        March 29, 2000
------------------                Financial and Accounting
John R. Hebble                    Officer

*By:     /s/ Sheldon A. Jones     March 29, 2000
         --------------------
         Sheldon A. Jones
         Attorney-in-fact

*Executed   pursuant  to  powers  of  attorney   filed  with  the   Registrant's
Registration Statement on Form N-14 as filed with the Commission electronically on March 6, 2000.